Properties (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Components of Properties
The components of properties, net were as follows:

As of December 31,	2024	2023
Buildings	$0.3	$0.3
Machinery and office equipment	208.7	211.5
Internal-use software	180.9	177.1
Rental equipment	6.3	7.5
Total properties	$396.2	$396.4
Less - Accumulated depreciation and amortization	339.1	332.1
Properties, net	$57.1	$64.3